united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund of ETFs
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Shares					Fair Value

	EXCHANGE-TRADED FUNDS - 72.8%
	DEBT FUNDS - 13.2%
11,114	First Trust Enhanced Short Maturity ETF				$ 666,951
28,856	iShares Core U.S. Aggregate Bond ETF				3,162,329
					3,829,280
	EQUITY FUNDS - 59.6%
24,025	iShares Core S&P 500 ETF				6,076,643
34,528	iShares Currency Hedged MSCI Japan ETF				1,063,808
17,441	iShares MSCI All Country Asia ex Japan ETF				1,259,589
7,989	iShares Russell 1000 Growth ETF				999,104
11,935	iShares Russell 1000 Value ETF				1,414,417
11,843	iShares Russell 2000 Value ETF				1,469,953
17,700	SPDR S&P Oil & Gas Exploration & Production ETF #				603,393
19,088	Vanguard FTSE Emerging Markets ETF				831,664
60,168	Vanguard FTSE Europe ETF				3,509,599
					17,228,170

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,701,899)				21,057,450

Shares
	SHORT-TERM INVESTMENTS - 27.3%
7,901,360	Fidelity Institutional Government Portfolio, Institutional Class, 0.91% *				7,901,360
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,901,360)				7,901,360

	TOTAL INVESTMENTS - 100.1% (Cost $27,603,259) (a)				$ 28,958,810
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $3,886) (a)				(38,940)
	TOTAL PUT OPTIONS WRITTEN - (0.0) % (Premiums Received $6,061) (a)				(473)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%				11,365
	TOTAL NET ASSETS - 100.0%				$ 28,930,762

Contracts **		Counterparty	Notional Value at September 30, 2017
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1) % +
177	SPDR S&P Oil & Gas Exploration & Production ETF
	Expiration September 2017, Exercise Price $32.00	Silver Leaf	566,400		38,940
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $3,886)				$ 38,940

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0) % +
43	S&P 500 ETF Trust
	Expiration October 2017, Exercise Price $230.00	Silver Leaf	989,000		473
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $6,061)				$ 473

ETF - Exchange-Traded Fund
FTSE - Financial Times Stock Exchange
# Subject to written options.
+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
** One contract is equivalent to 100 shares of common stock
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including options written is $27,593,312 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 1,363,360
				Unrealized Depreciation:	(37,275)
				Net Unrealized Appreciation:	$ 1,326,085

Day Hagan Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Shares			Fair Value

	COMMON STOCK - 75.1%
	DIVERSIFIED FINANCIAL SERVICES - 10.1%
94,110	Franklin Resources, Inc.		4,188,836
98,154	Invesco Ltd.		3,439,316
31,280	T Rowe Price Group, Inc.		2,835,532
168,306	Waddell & Reed Financial, Inc.		3,377,901
			13,841,585
	ELECTRONICS - 2.9%
103,000	FLIR Systems, Inc.		4,007,730

	HEALTHCARE-PRODUCTS - 2.7%
96,239	Patterson Cos., Inc.		3,719,637

	OIL & GAS - 13.9%
108,800	Apache Corp.		4,983,040
24,714	Chevron Corp.		2,903,895
48,491	Exxon Mobil Corp.		3,975,292
68,279	Occidental Petroleum Corp.		4,384,195
39,963	Schlumberger Ltd.		2,787,819
			19,034,241
	PHARMACEUTICALS - 9.6%
58,239	AmerisourceBergen Corp.		4,819,277
68,516	Cardinal Health, Inc.		4,585,091
128,473	Owens & Minor, Inc.		3,751,412
			13,155,780
	RETAIL - 14.1%
22,701	Costco Wholesale Corp.		3,729,547
97,722	Kohl's Corp.		4,461,009
53,200	Lowe's Cos, Inc.		4,252,808
37,000	TJX Cos, Inc.		2,728,010
52,082	Wal-Mart Stores, Inc.		4,069,687
			19,241,061
	SEMICONDUCTORS - 2.9%
78,000	QUALCOMM, Inc.		4,043,520

	TELECOMMUNICATIONS - 4.5%
122,000	Cisco Systems, Inc.		4,102,860
28,000	InterDigital, Inc.		2,065,000
			6,167,860
	TRANSPORTATION - 14.4%
67,989	CH Robinson Worldwide, Inc.		5,173,963
85,607	Expeditors International of Washington, Inc.		5,124,435
19,129	FedEx Corp.		4,315,120
42,088	United Parcel Service, Inc. - Cl. B		5,054,348
			19,667,866

	TOTAL COMMON STOCK ( Cost $99,319,331)		102,879,280
Day Hagan Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares			Fair Value
	EXCHANGE-TRADED FUNDS - 6.9%
	DEBT FUNDS - 6.9%
123,500	iShares Floating Rate Bond ETF		$ 6,291,090
31,000	PIMCO Enhanced Short Maturity Active		3,155,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,431,409)		9,446,890

	SHORT-TERM INVESTMENTS - 17.9%
24,515,921	Fidelity Institutional Government Portfolio, Institutional Class, 0.91% *		24,515,921
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,515,921)		24,515,921

	TOTAL INVESTMENTS - 99.9% (Cost $133,266,661) (a)		$ 136,842,091
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		68,320
	TOTAL NET ASSETS - 100.0%		$ 136,910,411

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $133,798,149 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 6,025,331
		Unrealized Depreciation:	(2,981,389)
		Net Unrealized Appreciation:	$ 3,043,942

Day Hagan Hedged Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Contracts **		Counterparty	Notional Value at September 30, 2017	Fair Value

	SCHEDULE OF PUT OPTIONS PURCHASED - 5.8% +
1,000	S&P 500 Index
	Expiration September 2017, Exercise Price $2,275	Silver Leaf	227,500,000	$ 2,500
500	S&P 500 Index
	Expiration October 2017, Exercise Price $2,125	Silver Leaf	106,250,000	17,500
2,750	S&P 500 Index
	Expiration October 2017, Exercise Price $2,225	Silver Leaf	611,875,000	165,000
500	S&P 500 Index
	Expiration October 2017, Exercise Price $2,275	Silver Leaf	113,750,000	40,000
1,000	S&P 500 Index
	Expiration October 2017, Exercise Price $2,325	Silver Leaf	232,500,000	112,500
1,500	S&P 500 Index
	Expiration November 2017, Exercise Price $2,225	Silver Leaf	333,750,000	375,000
40	S&P 500 Index
	Expiration December 2018, Exercise Price $2,475	Silver Leaf	9,900,000	554,400
	TOTAL PUT OPTIONS PURCHASED (Cost $3,296,067)			1,266,900

Shares
	SHORT-TERM INVESTMENTS - 22.0%
4,780,336	Fidelity Institutional Government Portfolio, Institutional Class, 0.91% *			4,780,336
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,780,336)			4,780,336

	TOTAL INVESTMENTS - 27.8% (Cost $8,076,403) (a)			$ 6,047,236
	TOTAL PUT OPTIONS WRITTEN - (3.8) % (Premiums Received $3,105,362) (a)			(841,875)
	OTHER ASSETS LESS LIABILITIES - 76.0%			16,515,971
	TOTAL NET ASSETS - 100.0%			$ 21,721,332

Contracts **		Counterparty	Notional Value at September 30, 2017
	SCHEDULE OF PUT OPTIONS WRITTEN - (3.8) % +
1,000	S&P 500 Index
	Expiration September 2017, Exercise Price $2,300	Silver Leaf	230,000,000	$ 2,500
500	S&P 500 Index
	Expiration October 2017, Exercise Price $2,150	Silver Leaf	115,000,000	17,500
2,750	S&P 500 Index
	Expiration October 2017, Exercise Price $2,250	Silver Leaf	632,500,000	199,375
500	S&P 500 Index
	Expiration October 2017, Exercise Price $2,300	Silver Leaf	115,000,000	46,250
1,000	S&P 500 Index
	Expiration October 2017, Exercise Price $2,350	Silver Leaf	230,000,000	137,500
1,500	S&P 500 Index
	Expiration November 2017, Exercise Price $2,250	Silver Leaf	345,000,000	438,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $3,105,362)			$ 841,875

+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
** One contract is equivalent to 100 shares of common stock
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including options written is $4,782,898 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 2,451,630
			Unrealized Depreciation:	(2,029,167)
			Net Unrealized Appreciation:	$ 422,463

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund of ETFs
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,057,450	$ -	$ -	$ 21,057,450
Short-Term Investments	7,901,360	-	-	7,901,360
Total	$ 28,958,810	$ -	$ -	$ 28,958,810

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 38,940	$ -	$ -	$ 38,940
Put Options Written	473	-	-	473
Total	$ 39,413	$ -	$ -	$ 39,413

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Day Hagan Tactical Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 102,879,280	$ -	$ -	$102,879,280
Exchange Traded Funds	9,446,890	-	-	9,446,890
Short-Term Investments	24,515,921	-	-	24,515,921
Total	$ 136,842,091	$ -	$ -	$136,842,091

Day Hagan Hedged Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ -	$ 1,266,900	$ -	$ 1,266,900
Short-Term Investments	4,780,336	-	-	4,780,336
Total	$ 4,780,336	$ 1,266,900	$ -	$ 6,047,236

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ -	$ 841,875	$ -	$ 841,875
Total	$ -	$ 841,875	$ -	$ 841,875

* Refer to the Portfolio of Investments for industry classification
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

For the period ended September 30, 2017, the Funds had the following realized gain from option contracts.

Portfolio		Net Realized Gain
Day Hagan Tactical Allocation Fund		$ 32,101
Day Hagan Hedged Strategy Fund		221,107

For the period ended September 30, 2017, the Funds had the following change in unrealized appreciation (depreciation) from option contracts.
Portfolio		Net Change in Unrealized Appreciation (Depreciation)
Day Hagan Tactical Allocation Fund		$ (31,858)
Day Hagan Hedged Strategy Fund		422,463

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2017 is a reflection of the volume of derivative activity for the respective Fund.

Underlying Investment in Other Investment Companies - The Day Hagan Tactical Allocation Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Institutional Government Portfolio, Institutional Class, (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of September 30, 2017, the percentage of the Day Hagan Tactical Allocation Fund's net assets invested in the Fidelity Institutional Government Portfolio, Institutional Class was 27.3%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/22/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/22/2017